Trade receivables	12 Months Ended
Dec. 31, 2025
Trade receivables [Abstract]
Trade receivables
6	Trade receivables

Trade receivables as of December 31, 2025 and 2024, are summarized as follows:

	2025	2024
Maritime
Offshore vessels	$378,606	$268,457
Parcel tankers	2,515	59,178
Shipping agencies	951	1,615

Maritime infrastructure
Shipyard	8,674	16,771

Ports, terminals and logistics
Port services	706	127
Repair of containers	4,680	8,581
Automotive services	2,321	2,798

Warehousing and other businesses
Warehousing (a)	-	41,827
Other businesses	1,699	1,699
Total trade receivables	400,152	401,053
Contract assets	281,676	414,912
Allowance for doubtful accounts	(141,242)	(119,124)
	$540,586	$696,841

(a)	Correspond to the loss of control of subsidiaries of the warehousing business during 2025, see Note 1.

In 2025, the bank Banco Nacional de Obras y Servicios Públicos (Banobras), in coordination with the Ministry of Finance and Public Credit (SHCP for its acronym in Spanish), established a financial vehicle called ‘ONIX’ through which PEMEX will manage payments to suppliers for services rendered. The ONIX program will have resources of up to 250 billion pesos and is financed through credit programs from development banks, including Banobras, Nacional Financiera, S.N.C. (NAFIN) y Banco Nacional de Comercio Exterior, S.N.C. (BANCOMEXT), as well as commercial banks and other institutional investors. The Company is currently part of the program, which has enabled a timelier recovery of accounts receivable for rendered services, subject to compliance with the corresponding validation processes by PEMEX. As of December 31, 2025, and up to the date of issuance of the consolidated financial statements, the Company has recovered accounts receivable through this program in the amount of $756.3 million pesos.

All amounts are short-term. The net carrying value of trade accounts receivables is considered a reasonable approximation to fair value.

The activity in the allowance for doubtful accounts is presented below:

	2025	2024
Balance as of January 1	$119,124	$28,612
Impairment loss for the period	50,921	91,113
Reduction for loss of control of subsidiaries	(21,675)	-
Receivables written off during the year	(7,128)	(601)
Balance as of December 31	$141,242	$119,124

Note 24 includes disclosures related to credit risk exposures and the analysis related to the allowance for expected credit losses. In 2025 and 2024 the impairment loss was calculated applying the expected credit loss model in accordance with IFRS 9.